SHAREHOLDERS' EQUITY (Summary Of Stock Options Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding at beginning of year	5,186,446
Granted	1,478,696
Exercised	(226,116)
Forfeited or expired	(1,133,294)
Outstanding at end of year	5,305,732	5,186,446
Options exercisable at end of the year	2,735,334
Vested and expected to vest	4,052,658
Weighted average exercise price
Outstanding at beginning of year	$ 3.4
Granted	2.33
Exercised	1.81
Forfeited or expired	4.42
Outstanding at end of year	2.95	$ 3.4
Options exercisable at end of the year	2.99
Vested and expected to vest	$ 2.96
Weighted-average remaining contractual term (in years)
Outstanding at end of year	3 years 9 months 29 days	4 years 3 days
Options exercisable at end of the year	2 years 10 months 9 days
Vested and expected to vest	3 years 6 months
Aggregate intrinsic value
Outstanding at beginning of year	$ 534
Outstanding at end of the year	19	$ 534
Options exercisable at end of the year	3
Vested and expected to vest	$ 10